Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(in thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2016
Allowance for doubtful accounts	€251	€1,749	€(1,848)	€152
2017
Allowance for doubtful accounts	152	2,275	(2,196)	231
2018
Allowance for doubtful accounts	231	580	(561)	250